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                   [LETTERHEAD OF GARDNER, CARTON & DOUGLAS]


To Whom It May Concern:

                Please disregard the rule 497 filing made in error by Prudential Equity Income Fund, File Nos. 033-09269 and 811-04864 on December 26, 1996, Accession Number 0000950130-96-004919.

                                        /s/ Maureen A. Miller
                                            Gardner, Carton & Douglas
                                            Counsel to the Fund